Non-Current Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				6 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Rusoro Mining Limited	Dec. 31, 2012 Rusoro Mining Limited	Dec. 31, 2013 Far Southeast (FSE) Deposit	Dec. 31, 2012 Far Southeast (FSE) Deposit	Dec. 31, 2013 Far South East Project [Member]	Dec. 31, 2012 Far South East Project [Member]	Dec. 31, 2010 Far South East Project [Member] Lepanto Consolidated Mining Company	Dec. 31, 2010 Far South East Project [Member] Liberty Express Assets	Dec. 31, 2012 Far South East Project [Member] Liberty Express Assets	Dec. 31, 2011 Far South East Project [Member] Liberty Express Assets	Mar. 31, 2012 Far South East Project [Member] Liberty Express Assets	Dec. 31, 2013 Rand Refinery Limited	Dec. 31, 2012 Rand Refinery Limited
Schedule of Equity Method Investments [Line Items]
Realized gain on disposal of listed investments before tax	$ 7.4	$ 14.7	$ 12.8
Ownership %				26.40%	26.40%	40.00%	40.00%	40.00%	40.00%					40.00%	2.80%	34.90%
Dividends received															0	0
Pre-agreed acquisition price for a 60% interest in FSE, option fees paid										10.0
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment											44.0	110.0	66.0
Pre-agreed acquisition, options to acquire											60.00%
Final Payment for a 60% interest in FSE														$ 110.0
Option percentage currently not exercised						20.00%